Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2017:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,435,570	¥396,057	¥5,339		¥25,826,288
Japanese prefectural and municipal bonds	1,010,336	9,598	4,445		1,015,489
Foreign governments and official institutions bonds	2,162,897	14,006	26,974		2,149,929
Corporate bonds	1,121,967	20,854	1,089		1,141,732
Residential mortgage-backed securities	1,203,685	551	15,318		1,188,918
Commercial mortgage-backed securities	80,564	454	750		80,268
Asset-backed securities	1,374,754	5,416	1,898		1,378,272
Other debt securities(1)	169,185	4,899	3,295		170,789
Marketable equity securities	2,736,976	3,407,915	6,477		6,138,414

Total	¥35,295,934	¥3,859,750	¥65,585		¥39,090,099

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,955	¥43,115	¥—		¥1,144,070
Foreign governments and official institutions bonds	61,135	1,113	—		62,248
Corporate bonds	100	—	—		100
Residential mortgage-backed securities	962,492	4,009	11,196	(2)	955,305
Commercial mortgage-backed securities	184,336	5,065	768	(2)	188,633
Asset-backed securities	1,278,303	9,277	185		1,287,395

Total	¥3,587,321	¥62,579	¥12,149		¥3,637,751

Notes:

(1)	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.

At March 31, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,272,345	¥299,402	¥3,843		¥24,567,904
Japanese prefectural and municipal bonds	1,532,143	7,808	2,520		1,537,431
Foreign governments and official institutions bonds	2,207,662	8,938	44,908		2,171,692
Corporate bonds	1,104,799	15,589	1,028		1,119,360
Residential mortgage-backed securities	1,632,346	752	15,563		1,617,535
Commercial mortgage-backed securities	95,383	473	620		95,236
Asset-backed securities	1,546,989	12,775	1,415		1,558,349
Other debt securities(1)	165,002	3,635	3,030		165,607
Marketable equity securities	2,789,392	3,925,680	43,488		6,671,584

Total	¥35,346,061	¥4,275,052	¥116,415		¥39,504,698

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,807	¥40,212	¥—		¥1,141,019
Foreign governments and official institutions bonds	59,330	383	103		59,610
Residential mortgage-backed securities	885,965	1,660	14,726	(2)	872,899
Commercial mortgage-backed securities	171,647	4,107	1,018	(2)	174,736
Asset-backed securities	1,365,192	8,438	1,222		1,372,408

Total	¥3,582,941	¥54,800	¥17,069		¥3,620,672

Notes:

(1)	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥—	¥—	¥11,911,681
Due from one year to five years	212,879	216,474	10,652,390
Due from five years to ten years	1,599,219	1,639,974	6,012,689
Due after ten years	1,770,843	1,764,224	4,256,354

Total	¥3,582,941	¥3,620,672	¥32,833,114

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,088,856	¥5,339	¥—	¥—	¥6,088,856	¥5,339	107
Japanese prefectural and municipal bonds	579,684	4,445	—	—	579,684	4,445	139
Foreign governments and official institutions bonds	1,034,336	26,677	115,053	297	1,149,389	26,974	142
Corporate bonds	277,394	933	15,613	156	293,007	1,089	160
Residential mortgage-backed securities	754,557	14,086	81,065	1,232	835,622	15,318	412
Commercial mortgage-backed securities	51,360	748	1,298	2	52,658	750	65
Asset-backed securities	80,059	1,269	128,372	629	208,431	1,898	85
Other debt securities	35,375	1,488	50,845	1,807	86,220	3,295	26
Marketable equity securities	222,950	6,449	554	28	223,504	6,477	111

Total	¥9,124,571	¥61,434	¥392,800	¥4,151	¥9,517,371	¥65,585	1,247

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥523,237	¥10,736	¥161,453	¥460	¥684,690	¥11,196	263
Commercial mortgage-backed securities	12,906	125	168,724	643	181,630	768	31
Asset-backed securities	25,679	13	101,345	172	127,024	185	5

Total	¥561,822	¥10,874	¥431,522	¥1,275	¥993,344	¥12,149	299

	Less than 12 months		12 months or more		Total
At March 31, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,767,893	¥2,701	¥187,000	¥1,142	¥4,954,893	¥3,843	140
Japanese prefectural and municipal bonds	400,705	453	353,047	2,067	753,752	2,520	193
Foreign governments and official institutions bonds	846,818	16,955	818,937	27,953	1,665,755	44,908	157
Corporate bonds	312,993	856	74,717	172	387,710	1,028	150
Residential mortgage-backed securities	438,545	2,644	623,285	12,919	1,061,830	15,563	503
Commercial mortgage-backed securities	50,898	386	9,067	234	59,965	620	60
Asset-backed securities	144,073	1,403	5,345	12	149,418	1,415	29
Other debt securities	12,341	367	56,117	2,663	68,458	3,030	23
Marketable equity securities	448,489	43,482	28	6	448,517	43,488	116

Total	¥7,422,755	¥69,247	¥2,127,543	¥47,168	¥9,550,298	¥116,415	1,371

Held-to-maturity securities:
Debt securities:
Foreign governments and official institution bonds	¥55,837	¥103	¥—	¥—	¥55,837	¥103	10
Residential mortgage-backed securities	299,286	3,487	451,968	11,239	751,254	14,726	332
Commercial mortgage-backed securities	2,150	2	169,065	1,016	171,215	1,018	32
Asset-backed securities	275,814	1,222	—	—	275,814	1,222	11

Total	¥633,087	¥4,814	¥621,033	¥12,255	¥1,254,120	¥17,069	385

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	2016	2017	2018
	(in millions)
Balance at beginning of fiscal year	¥8,814	¥6,691	¥4,125

Additions:
Initial credit impairments	915	645	111
Subsequent credit impairments	48	96	3

Reductions:
Securities sold or matured	(3,086)	(3,307)	(740)

Balance at end of fiscal year	¥6,691	¥4,125	¥3,499